Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Production revenues	$ 817.5	$ 720.6
Processing fees	12.4	14.3
Royalties	(106.5)	(97.8)
Sales of commodities purchased from third parties	7.8	16.2
Gross Revenue	731.2	653.3
Other income	8.6	7.2
Government decommissioning assistance	0.0	(0.4)
Risk management gain	16.4	23.8
Total revenue	756.2	683.9
Expenses
Operating	208.7	188.9
Transportation	57.9	41.0
Commodities purchased from third parties	6.5	14.0
General and administrative	20.5	19.0
Share-based compensation	8.2	16.2
Depletion, depreciation and impairment	662.4	211.0
Financing	52.2	49.3
Risk management loss	1.1	0.5
Transaction costs	1.4	0.0
Other	2.4	0.4
Total expenses	1,021.3	540.3
Income (Loss) before taxes	(265.1)	143.6
Deferred income tax (recovery)	(62.5)	35.6
Net and comprehensive income (loss)	$ (202.6)	$ 108.0
Net income (loss) per share
Basic	$ (2.67)	$ 1.33
Diluted	$ (2.67)	$ 1.28
Weighted average shares outstanding (millions)
Basic	76.0	80.9
Diluted	76.0	84.1